SUPPLEMENT TO THE PROSPECTUS

                CREDIT SUISSE TRUST - GLOBAL SMALL CAP PORTFOLIO



The following information supersedes or supplements certain information in the fund's Prospectus.

Effective April 5, 2006, Laura Granger (see biography below) joined Crispin Finn on the Credit Suisse Global Small Cap Team, which is responsible for the day-to-day portfolio management of the fund. Ms. Granger manages the U.S. portion of the fund and Mr. Finn manages the non-U.S. portion. Leo Bernstein and Calvin Chung are no longer members of the team.

Team Member Biography

LAURA GRANGER, Managing Director, is a portfolio manager specializing in growth equities. She joined Credit Suisse Asset Management, LLC in 2006 from OppenheimerFunds, where she served as a portfolio manager on the Oppenheimer Emerging Growth Fund, Oppenheimer Discovery Fund and Oppenheimer Emerging Technologies Fund. Prior to joining OppenheimerFunds in 2000, Ms. Granger served at Fortis Advisors, where she managed the Fortis Capital Appreciation and the Fortis Aggressive Series Growth Funds. Previously, Ms. Granger managed pension and foundation accounts for General Motors Investment Management. Ms. Granger earned a BS from Cornell University. Ms. Granger is a Chartered Financial Analyst.





Dated: May 10, 2006                                            TRGSC-PRO-16-0506
                                                               2006-08

                          Supplement to the Prospectus

                CREDIT SUISSE TRUST - SMALL CAP GROWTH PORTFOLIO

The following information supersedes or supplements certain information in the fund's Prospectus.

Effective April 5, 2006, Laura Granger (see biography below) became responsible for the day-to-day portfolio management of the fund. Marian Pardo, Leo Bernstein and Calvin Chung are no longer managing the fund.

Biography

Laura Granger, Managing Director, is a portfolio manager specializing in growth equities. She joined Credit Suisse Asset Management, LLC in 2006 from OppenheimerFunds, where she served as a portfolio manager on Oppenheimer Emerging Growth Fund, Oppenheimer Discovery Fund and Oppenheimer Emerging Technologies Fund. Prior to joining OppenheimerFunds in 2000, Ms. Granger served at Fortis Advisors, where she managed the Fortis Capital Appreciation and the Fortis Aggressive Series Growth Funds. Previously, Ms. Granger managed pension and foundation accounts for General Motors Investment Management. Ms. Granger earned a BS from Cornell University. Ms. Granger is a Chartered Financial Analyst.





Dated: May 10, 2006                                            TRSCG-PRO-16-0506
                                                               2006-09